Event (Unaudited) Subsequent to the Date of the Independent Auditor's Report (Details) - Forecast [Member] - USD ($)	Jun. 02, 2026	May 04, 2026	Apr. 02, 2026	Mar. 03, 2026	Mar. 02, 2026	Feb. 03, 2026	Jan. 06, 2026	Jan. 02, 2026
Event (Unaudited) Subsequent to the Date of the Independent Auditor’s Report [Line Items]
Monthly extension fee						$ 150,000		$ 150,000
Unsecured promissory notes						$ 150,000
Monthly extension fee	$ 150,000	$ 150,000	$ 150,000		$ 150,000
Sponsor [Member]
Event (Unaudited) Subsequent to the Date of the Independent Auditor’s Report [Line Items]
Principal amount				$ 150,000
Working Capital Note [Member]
Event (Unaudited) Subsequent to the Date of the Independent Auditor’s Report [Line Items]
Principal amount							$ 300,000
Outstanding principal amount payable per share (in Dollars per share)						$ 10
Class A Ordinary Shares [Member]
Event (Unaudited) Subsequent to the Date of the Independent Auditor’s Report [Line Items]
Ordinary share, par value (in Dollars per share)						$ 0.0001